Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Change in plan liabilities
Balances – Beginning of the period	$ 22,403	$ 22,136
Current service cost	(1)	59
Interest cost	404	471
Actuarial loss (gain) from changes in financial assumptions	1,240	(1,186)
Benefits paid	(395)	(496)
Impact of foreign exchange rate changes	2,260	(953)
Balances – End of the period	23,431	22,403
Change in plan assets
Balances – Beginning of the period	10,669	10,972
Interest income from plan assets	193	236
Employer contributions	17	23
Employee contributions	5	7
Benefits paid	(143)	(149)
Remeasurement of plan assets		28
Unrecognized Asset due to Asset Ceiling	(317)
Impact of foreign exchange rate changes	1,201	(448)
Balances – End of the period	11,625	10,669
Net liability of the unfunded plans	11,806	11,165
Net liability of the funded plans		569
Net amount recognized as Employee future benefits	11,806	11,734
Amounts recognized:
In net loss	204	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,239	(1,157)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	22,316
Current service cost	39
Interest cost	402
Actuarial loss (gain) from changes in financial assumptions	1,239
Benefits paid	(394)
Impact of foreign exchange rate changes	2,251
Balances – End of the period	23,375	22,316
Change in plan assets
Balances – Beginning of the period	10,669
Interest income from plan assets	193
Employer contributions	17
Employee contributions	5
Benefits paid	(143)
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling	(317)
Impact of foreign exchange rate changes	1,201
Balances – End of the period	11,625	10,669
Net liability of the unfunded plans	11,750
Net liability of the funded plans
Net amount recognized as Employee future benefits	11,750
Amounts recognized:
In net loss	243
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,239
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	87
Current service cost	(40)
Interest cost	2
Actuarial loss (gain) from changes in financial assumptions	1
Benefits paid	(1)
Impact of foreign exchange rate changes	9
Balances – End of the period	56	87
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	56
Net liability of the funded plans
Net amount recognized as Employee future benefits	56
Amounts recognized:
In net loss	(39)
Actuarial gain (loss) on defined benefit plans in other comprehensive loss